Machinery, Equipment and Improvements on Leased Assets - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 4,552,283	$ 3,928,258	$ 3,094,220
Additions	92,090	744,206	914,353
Disposals	(5,242)	(3,386)	(46,874)
Currency translation effect	179,977	(116,795)	(33,441)
Ending balance	4,819,108	4,552,283	3,928,258
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,076,751	2,859,467
Ending balance	3,198,965	3,076,751	2,859,467
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	223,473	197,316
Ending balance	361,494	223,473	197,316
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	678,977	654,568
Ending balance	677,776	678,977	654,568
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	58,782	46,760
Ending balance	91,395	58,782	46,760
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	31,035	36,156
Ending balance	20,163	31,035	36,156
Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	483,265	133,991
Ending balance	469,315	483,265	133,991
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	9,064,024	7,716,066	6,378,700
Additions	1,398,067	1,617,735	1,570,674
Disposals	(301,998)	(87,181)	(145,971)
Currency translation effect	380,531	(182,596)	(87,337)
Ending balance	10,540,624	9,064,024	7,716,066
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,776,141	5,189,873	4,288,366
Additions	743,447	766,872	1,015,511
Disposals	(133,160)	(41,829)	(45,232)
Currency translation effect	242,356	(138,775)	(68,772)
Ending balance	6,628,784	5,776,141	5,189,873
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	472,201	416,512	374,645
Additions	182,377	71,385	54,093
Disposals	(16,330)	(8,371)	(8,024)
Currency translation effect	37,777	(7,325)	(4,202)
Ending balance	676,025	472,201	416,512
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,020,852	1,722,175	1,426,741
Additions	396,460	359,100	391,251
Disposals	(130,524)	(27,855)	(83,642)
Currency translation effect	85,371	(32,568)	(12,175)
Ending balance	2,372,159	2,020,852	1,722,175
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	170,500	140,523	112,960
Additions	57,592	41,840	33,852
Disposals	(19,148)	(7,943)	(4,104)
Currency translation effect	14,904	(3,920)	(2,185)
Ending balance	223,848	170,500	140,523
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	61,045	61,982	58,205
Additions	1,825	254	4,250
Disposals	(2,836)	(1,183)	(470)
Currency translation effect	123	(8)	(3)
Ending balance	60,157	61,045	61,982
Investment [Member] | Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	563,285
Additions	16,366
Ending balance	579,651	563,285
Investment [Member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	563,285	185,001	117,783
Additions		378,284	71,717
Disposals			(4,499)
Ending balance		563,285	185,001
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(4,511,741)	(3,787,808)	(3,284,480)
Additions	(1,305,977)	(873,529)	(656,321)
Disposals	296,756	83,795	99,097
Currency translation effect	(200,554)	65,801	53,896
Ending balance	(5,721,516)	(4,511,741)	(3,787,808)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,699,390)	(2,330,406)	(2,053,783)
Additions	(719,983)	(454,682)	(357,057)
Disposals	133,078	41,829	40,760
Currency translation effect	(143,524)	43,869	39,674
Ending balance	(3,429,819)	(2,699,390)	(2,330,406)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(248,728)	(219,196)	(194,595)
Additions	(72,394)	(39,489)	(32,218)
Disposals	15,868	7,339	5,091
Currency translation effect	(9,277)	2,618	2,526
Ending balance	(314,531)	(248,728)	(219,196)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,341,875)	(1,067,607)	(909,756)
Additions	(438,401)	(319,495)	(217,491)
Disposals	129,647	27,855	49,286
Currency translation effect	(43,754)	17,372	10,354
Ending balance	(1,694,383)	(1,341,875)	(1,067,607)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(111,718)	(93,763)	(74,341)
Additions	(32,101)	(25,681)	(22,223)
Disposals	15,351	5,784	1,459
Currency translation effect	(3,985)	1,942	1,342
Ending balance	(132,453)	(111,718)	(93,763)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(30,010)	(25,826)	(21,306)
Additions	(12,782)	(5,172)	(4,883)
Disposals	2,812	988	363
Currency translation effect	(14)
Ending balance	(39,994)	(30,010)	(25,826)
Accumulated depreciation and amortisation [member] | Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(80,020)
Additions	(30,316)
Ending balance	(110,336)	(80,020)
Accumulated depreciation and amortisation [member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ (80,020)	(51,010)	(30,699)
Additions		(29,010)	(22,449)
Disposals			2,138
Ending balance		$ (80,020)	$ (51,010)